Consolidated cash flow statements (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2016
Statement [line items]
Income taxes (paid)/refund		$ (1,809)	$ (2,299)
Income taxes (paid)/refund, classified as investing activities		(139)
Income taxes refund/(paid), classified as operating activities	[1]	$ (1,670)	(2,111)
Discontinued operations [member]
Statement [line items]
Income taxes (paid)/refund, classified as investing activities			$ (188)

[1]	In 2018, the total net tax payment amounted to USD 1 809 million, of which USD 139 million is included in the line "Divestments and acquisitions of interests in associated companies, net." In 2016, the total net tax payment amounted to USD 2 299 million, of which USD 188 million was included in the cash flows used in investing activities from discontinued operations.